Stockholder's Equity (Details)		3 Months Ended	9 Months Ended
	Jul. 16, 2025 USD ($) shares	Sep. 30, 2025 USD ($) Vote $ / shares shares	Sep. 30, 2025 USD ($) D Vote $ / shares shares	Jul. 01, 2025 USD ($)	Apr. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares
Stockholders' Equity
Preferred stock, shares authorized		1,000,000	1,000,000		1,000,000	1,000,000
Common Stock, Shares Authorized		500,000,000	500,000,000		500,000,000	500,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding		0	0			0
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Loss on issuance of common stock | $		$ (1,740,000)	$ (1,740,000)
Deferred underwriting fees liabilities | $					$ 7,000,000
Stock issuable for settlement of deferred underwriting fees					700,000
Fair value of common shares | $				$ 7,245,000
Common stock, shares issued		27,064,633	27,064,633			17,500,000
Common stock, shares outstanding		27,064,633	27,064,633			17,500,000
Number of votes per share | Vote		1	1
Number of warrants to purchase shares issued		1	1
Price per share | $ / shares		$ 11.5	$ 11.5
Alta Partners Llc
Stockholders' Equity
Number of shares issued for surrender and cancellation of warrants	350,000
Number of warrants surrendered and cancelled	1,000,000
Fair value of common stock | $	$ 1,890,000
Fair value of warrants surrendered | $	150,000
Loss on issuance of common stock | $	$ (1,740,000)
Public Warrants
Stockholders' Equity
Warrants issued		5,900,000	5,900,000
Price per share | $ / shares		$ 0.01	$ 0.01
Threshold written notice period for redemption of warrants			30 days
Threshold Share Price for redemption of warrants. | $ / shares		$ 18	$ 18
Threshold number of specified trading days for stock price | D			20
Threshold number of specified consecutive trading days for stock price | D			30
Contractual term		30 days	30 days
Private placement warrants
Stockholders' Equity
Warrants issued		835,555	835,555